UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

July 31, 2017

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 61.0%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.0%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,897,845
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,301,106
Republic of Albania, 5.75%, 11/12/20(1)	EUR	41,925	55,123,873

Total Albania			$62,322,824

Argentina — 0.7%
Argentina POM Politica Monetaria, 26.25%, 6/21/20(2)	ARS	505,160	$29,396,900
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,936,294
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,848,624

Total Argentina			$43,181,818

Australia — 1.8%
Australia Government Bond, 3.00%, 3/21/47(1)	AUD	112,722	$81,536,422
Australia Government Bond, 3.25%, 6/21/39(1)	AUD	35,500	28,076,126

Total Australia			$109,612,548

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	28,835	$23,356,350
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,291	2,665,710
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	275	245,721
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,200	1,965,766

Total Barbados			$28,233,547

Belarus — 2.1%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	55,160	$58,753,674
Republic of Belarus, 7.625%, 6/29/27(1)	USD	64,170	68,946,494

Total Belarus			$127,700,168

China — 0.0%(4)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,470,603

Total China			$1,470,603

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,598,162	$2,290,992

Total Costa Rica			$2,290,992

Croatia — 1.9%
Croatia, 3.00%, 3/11/25(1)	EUR	31,377	$38,957,035
Croatia, 3.875%, 5/30/22(1)	EUR	10,399	13,724,749
Croatia, 6.75%, 11/5/19(1)	USD	60,000	65,394,360

Total Croatia			$118,076,144

Cyprus — 2.8%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	48,571	$62,829,618
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	45,956	59,891,967
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	51,423,003

Total Cyprus			$174,144,588

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 1.7%
Czech Republic Government Bond, 0.00%, 1/22/18(1)	CZK	2,285,000	$104,095,562

Total Czech Republic			$104,095,562

Dominican Republic — 2.7%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$45,245,002
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,674,800	35,666,756
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,466,000	31,986,128
Dominican Republic, 15.00%, 4/5/19(1)	DOP	534,400	12,241,841
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	5,995,590
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	34,515,809
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,908,209

Total Dominican Republic			$168,559,335

Ecuador — 0.4%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	22,880	$24,367,200
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	3,199	3,406,935

Total Ecuador			$27,774,135

El Salvador — 2.4%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,431,974
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	19,014,450
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,162,787
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	8,889,980
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	50,820,344
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	5,972,033
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	38,381	39,820,287
Republic of El Salvador, 8.625%, 2/28/29(3)	USD	1,384	1,435,900

Total El Salvador			$147,547,755

Fiji — 0.6%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,109,874

Total Fiji			$40,109,874

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$161,504
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,854	2,035,843
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,093,900
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,259,532
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,421,111
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	978,102

Total Georgia			$9,949,992

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$19,203,350

Total Germany			$19,203,350

Honduras — 0.6%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$10,258,961
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	7,987	8,985,535
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	15,352	17,641,444

Total Honduras			$36,885,940

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.8%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,665,136	$16,436,986
Republic of Iceland, 6.50%, 1/24/31	ISK	5,795,205	65,452,390
Republic of Iceland, 8.00%, 6/12/25	ISK	2,716,076	31,947,792

Total Iceland			$113,837,168

India — 3.2%
India Government Bond, 6.79%, 12/26/29	INR	2,000,000	$31,470,470
India Government Bond, 6.97%, 9/6/26	INR	1,200,000	19,147,755
India Government Bond, 7.73%, 12/19/34	INR	729,100	12,157,378
India Government Bond, 7.88%, 3/19/30	INR	5,192,580	86,871,830
India Government Bond, 7.95%, 8/28/32	INR	474,800	8,021,928
National Highways Authority of India, 7.17%, 12/23/21	INR	1,750,000	27,483,385
National Highways Authority of India, 7.60%, 3/18/22	INR	1,000,000	15,952,892

Total India			$201,105,638

Indonesia — 2.7%
Indonesia Government Bond, 7.50%, 8/15/32	IDR	90,131,000	$6,849,117
Indonesia Government Bond, 8.25%, 5/15/36	IDR	458,905,000	36,585,998
Indonesia Government Bond, 8.375%, 3/15/34	IDR	73,024,000	5,908,126
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	40,477,029
Republic of Indonesia, 2.15%, 7/18/24(1)	EUR	11,720	14,153,705
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	13,758,187
Republic of Indonesia, 3.375%, 7/30/25(3)	EUR	40,119	51,997,114

Total Indonesia			$169,729,276

Japan — 1.9%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(5)	JPY	4,731,200	$44,516,066
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	7,918,706	74,485,899

Total Japan			$119,001,965

Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$17,674,494

Total Kazakhstan			$17,674,494

Lebanon — 0.7%
Lebanese Republic, 5.15%, 6/12/18(1)	USD	28,152	$28,393,375
Lebanese Republic, 5.15%, 11/12/18(1)	USD	14,416	14,519,074
Lebanese Republic, 5.45%, 11/28/19(1)	USD	1,376	1,377,500

Total Lebanon			$44,289,949

Macedonia — 2.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	37,766	$46,725,945
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	57,150	70,708,780
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	39,100	49,891,303
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	9,255	11,809,310

Total Macedonia			$179,135,338

New Zealand — 3.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	98,312	$75,144,379
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	42,982	33,823,433
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	56,544	43,102,523
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	92,059	77,401,761

Total New Zealand			$229,472,096

Security	Principal Amount (000’s omitted)		Value
Peru — 1.6%
Peru Government Bond, 6.35%, 8/12/28	PEN	51,138	$16,770,155
Peru Government Bond, 8.20%, 8/12/26	PEN	227,654	84,424,543

Total Peru			$101,194,698

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,966,881

Total Philippines			$36,966,881

Rwanda — 0.3%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$20,393,460

Total Rwanda			$20,393,460

Serbia — 9.8%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	26,685	$28,032,619
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	151,583,658
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	101,724,866
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	17,480,320	176,148,595
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	27,446,384
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,844,278
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,715,879
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,677,882
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	29,179,199
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	69,714,135
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,766,642

Total Serbia			$610,834,137

Sri Lanka — 4.2%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	$32,427,795
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	874,763
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,730,049
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,367,088
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,277,000	14,044,708
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,872,345
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,738,438
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,788,082
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	22,881,485
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,140,413
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,763,657
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,405,981
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	2,422,310	15,867,211
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	10,086,523
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,413,669
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	24,005,522
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	828,000	5,274,217
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,290,660
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,815,963
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	598,000	3,984,744
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,908,000	12,782,569
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,535,350
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,958,620	13,059,920

Total Sri Lanka			$259,151,152

Security	Principal Amount (000’s omitted)		Value
Suriname — 0.6%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	37,184	$38,206,560

Total Suriname			$38,206,560

Tanzania — 2.3%
United Republic of Tanzania, 7.421%, 3/9/20(1)(2)	USD	138,008	$144,542,284

Total Tanzania			$144,542,284

Thailand — 2.1%
Thailand Government Bond, 1.20%, 7/14/21(1)(5)	THB	2,030,568	$60,143,506
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	2,502,572	70,777,992

Total Thailand			$130,921,498

Turkey — 2.6%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,699,867
Republic of Turkey, 7.00%, 6/5/20	USD	47,321	52,070,372
Republic of Turkey, 7.375%, 2/5/25	USD	72,000	84,264,480

Total Turkey			$163,034,719

Total Foreign Government Bonds (identified cost $3,630,869,410)			$3,800,650,488

Foreign Corporate Bonds — 1.9%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Hipotecario SA, 22.417%, 1/12/20(1)(2)	ARS	200,000	$11,282,943
YPF SA, 24.104%, 7/7/20(1)(2)	USD	12,483	12,697,321

Total Argentina			$23,980,264

Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	8,000	$3,490,480

Total Azerbaijan			$3,490,480

Ecuador — 0.3%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.925%, 9/24/19(1)(2)	USD	8,145	$8,225,972
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	13,490	12,679,251

Total Ecuador			$20,905,223

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,886,151
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,655	1,966,470

Total Georgia			$9,852,621

Honduras — 0.1%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	9,010	$9,325,350

Total Honduras			$9,325,350

India — 0.8%
LIC Housing Finance, Ltd., 7.48%, 6/10/22	INR	200,000	$3,137,973
Power Finance Corp., Ltd., 7.40%, 9/30/21	INR	472,000	7,351,748
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	892,000	13,951,846

Security	Principal Amount (000’s omitted)		Value
Power Finance Corp., Ltd., 7.50%, 8/16/21	INR	500,000	$7,828,538
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	1,214,000	19,609,588

Total India			$51,879,693

Total Foreign Corporate Bonds (identified cost $126,030,302)			$119,433,631

Sovereign Loans — 2.8%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.5%
Government of Barbados, Term Loan, 11.44%, Maturing December 20, 2019(7)(8)		$32,200	$32,252,325

Total Barbados			$32,252,325

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.10%, Maturing August 1, 2021(7)(8)		$15,600	$15,431,052

Total Ethiopia			$15,431,052

Kenya — 0.3%
Government of Kenya, Term Loan, 6.42%, Maturing April 18, 2019(7)		$3,806	$3,806,000
Government of Kenya, Term Loan, 6.53%, Maturing October 28, 2017(7)		17,030	17,030,000

Total Kenya			$20,836,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.60%, Maturing December 16, 2022(9)(10)	EUR	11,000	$13,360,580

Total Macedonia			$13,360,580

Pakistan — 0.6%
Islamic Republic of Pakistan, Term Loan, 4.10%, Maturing October 1, 2017		$35,000	$35,032,550

Total Pakistan			$35,032,550

Tanzania — 1.0%
Government of the United Republic of Tanzania, Term Loan, 6.65%, Maturing June 23, 2022(7)		$59,140	$59,059,274

Total Tanzania			$59,059,274

Total Sovereign Loans (identified cost $173,184,757)			$175,971,781

Debt Obligations – United States — 8.3%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$557,015

Total Corporate Bonds & Notes (identified cost $508,265)			$557,015

Collateralized Mortgage Obligations — 2.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$73,533	$81,240
Series 1548, Class Z, 7.00%, 7/15/23	81,411	89,801
Series 1650, Class K, 6.50%, 1/15/24	458,563	503,784
Series 1817, Class Z, 6.50%, 2/15/26	73,348	81,805
Series 1927, Class ZA, 6.50%, 1/15/27	256,486	286,652
Series 2127, Class PG, 6.25%, 2/15/29	381,347	421,337
Series 2344, Class ZD, 6.50%, 8/15/31	591,302	681,132
Series 2458, Class ZB, 7.00%, 6/15/32	1,060,387	1,242,319

		$3,388,070

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M2, 4.482%, 7/25/29(2)	$4,352,707	$4,637,537
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(2)	29,445,000	31,767,065

		$36,404,602

Federal National Mortgage Association:
Series 1992-180, Class F, 2.382%, 10/25/22(2)	$304,809	$308,716
Series 1993-16, Class Z, 7.50%, 2/25/23	284,414	313,717
Series 1993-79, Class PL, 7.00%, 6/25/23	176,890	194,377
Series 1993-104, Class ZB, 6.50%, 7/25/23	73,902	80,565
Series 1993-121, Class Z, 7.00%, 7/25/23	1,159,500	1,273,346
Series 1993-141, Class Z, 7.00%, 8/25/23	229,197	252,977
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,445,747	1,599,659
Series 1994-79, Class Z, 7.00%, 4/25/24	288,403	318,765
Series 1994-89, Class ZQ, 8.00%, 7/25/24	223,414	252,679
Series 1996-35, Class Z, 7.00%, 7/25/26	68,343	77,319
Series 1998-16, Class H, 7.00%, 4/18/28	252,289	288,157
Series 1998-44, Class ZA, 6.50%, 7/20/28	447,692	504,436
Series 1999-25, Class Z, 6.00%, 6/25/29	445,662	497,988
Series 2000-2, Class ZE, 7.50%, 2/25/30	118,325	136,447
Series 2000-49, Class A, 8.00%, 3/18/27	346,504	398,468
Series 2001-31, Class ZA, 6.00%, 7/25/31	3,555,374	3,976,222
Series 2001-74, Class QE, 6.00%, 12/25/31	970,193	1,092,172
Series 2009-48, Class WA, 5.834%, 7/25/39(11)	4,359,671	4,807,470
Series 2011-38, Class SA, 9.803%, 5/25/41(12)	4,503,590	5,350,854
Series G48, Class Z, 7.10%, 12/25/21	244,738	264,444
Series G92-60, Class Z, 7.00%, 10/25/22	374,646	406,943
Series G93-1, Class K, 6.675%, 1/25/23	393,144	425,862
Series G93-31, Class PN, 7.00%, 9/25/23	1,262,349	1,390,332
Series G93-41, Class ZQ, 7.00%, 12/25/23	2,433,457	2,681,273
Series G94-7, Class PJ, 7.50%, 5/17/24	420,329	469,725

		$27,362,913

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1M2, 4.782%, 7/25/29(2)	$10,639,056	$11,464,360
Series 2017-C03, Class 1M2, 4.232%, 10/25/29(2)	30,940,000	32,494,255
Series 2017-C05, Class 1M2, 3.424%, 1/25/30(2)	12,500,000	12,487,936

		$56,446,551

Security	Principal Amount	Value
Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$96,661	$105,448

		$105,448

Total Collateralized Mortgage Obligations (identified cost $117,825,761)		$123,707,584

Mortgage Pass-Throughs — 4.1%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.851%, with maturity at 2035(13)	$2,349,640	$2,432,227
3.008%, with maturity at 2023(13)	55,352	56,902
3.115%, with maturity at 2036(13)	2,528,839	2,664,860
3.513%, with maturity at 2029(13)	184,300	184,321
4.407%, with maturity at 2030(13)	476,998	509,883
4.50%, with maturity at 2035	356,838	380,580
6.00%, with various maturities to 2035	9,786,429	11,097,082
6.50%, with various maturities to 2036	17,173,858	19,635,047
6.60%, with maturity at 2030	1,001,953	1,169,353
7.00%, with various maturities to 2036	17,856,492	20,695,437
7.31%, with maturity at 2026	66,674	75,827
7.50%, with various maturities to 2035	9,995,490	11,499,138
7.95%, with maturity at 2022	142,724	153,401
8.00%, with various maturities to 2034	4,205,751	4,861,441
8.15%, with maturity at 2021	28,612	30,095
8.30%, with maturity at 2021	9,031	9,450
8.47%, with maturity at 2018	850	850
8.50%, with maturity at 2025	116,981	128,118
9.00%, with various maturities to 2027	430,367	469,972
9.50%, with maturity at 2027	77,430	83,764
10.00%, with various maturities to 2020	48,464	50,286
10.50%, with maturity at 2021	38,520	38,521

		$76,226,555

Federal National Mortgage Association:
1.833%, with various maturities to 2033(13)	$8,848,728	$8,931,395
1.86%, with maturity at 2038(13)	528,072	533,499
1.888%, with maturity at 2027(13)	136,635	137,756
1.895%, with various maturities to 2035(13)	11,820,869	11,939,756
1.898%, with maturity at 2022(13)	586,831	590,110
1.901%, with maturity at 2035(13)	2,382,553	2,404,089
2.045%, with maturity at 2025(13)(14)	548,194	554,248
2.245%, with maturity at 2024(13)	334,561	339,470
2.793%, with maturity at 2023(13)	35,568	35,945
2.89%, with maturity at 2028(13)	163,033	169,174
3.568%, with maturity at 2034(13)	1,372,089	1,448,808
3.709%, with maturity at 2035(13)	3,901,764	4,108,475
3.805%, with maturity at 2035(13)	3,722,550	3,979,186
5.50%, with maturity at 2020	110,474	113,332
6.00%, with various maturities to 2038	53,819,407	61,030,235
6.323%, with maturity at 2032(13)	1,386,936	1,520,574

Security	Principal Amount	Value
6.50%, with various maturities to 2038	$18,534,480	$21,228,981
7.00%, with various maturities to 2035	20,293,920	23,606,138
7.427%, with maturity at 2025(13)	34,223	36,394
7.50%, with various maturities to 2035	17,318,966	20,172,026
8.00%, with various maturities to 2034	2,253,980	2,593,516
8.50%, with various maturities to 2037	4,541,657	5,429,575
9.00%, with various maturities to 2032	759,173	853,952
9.132%, with maturity at 2028(11)	8,934	9,714
9.50%, with various maturities to 2031	394,506	439,469
9.85%, with maturity at 2027(11)	35,792	38,154
10.50%, with maturity at 2029	58,835	61,721
11.50%, with maturity at 2031	144,224	179,103

		$172,484,795

Government National Mortgage Association:
2.25%, with maturity at 2024(13)	$246,801	$251,092
6.50%, with various maturities to 2032	687,825	777,342
7.00%, with various maturities to 2031	1,082,806	1,246,681
7.50%, with various maturities to 2032	2,453,115	2,766,389
7.75%, with maturity at 2019	11,524	12,133
8.00%, with various maturities to 2034	2,463,781	2,890,280
8.30%, with maturity at 2020	4,014	4,204
8.50%, with maturity at 2021	20,881	22,384
9.00%, with various maturities to 2025	67,773	75,416
9.50%, with various maturities to 2021	45,100	48,740

		$8,094,661

Total Mortgage Pass-Throughs (identified cost $248,237,906)		$256,806,011

U.S. Treasury Obligations — 2.2%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,821,093
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(14)(15)	33,321,990	32,948,451
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(15)	104,856,885	103,600,804

Total U.S. Treasury Obligations (identified cost $138,359,421)		$138,370,348

Total Debt Obligations – United States (identified cost $504,931,353)		$519,440,958

Common Stocks — 3.7%

Security	Shares	Value
Cyprus — 0.2%
Bank of Cyprus Holdings PLC(16)(17)	1,615,802	$6,298,884
Bank of Cyprus Holdings PLC(16)(17)	1,179,495	4,544,996

Total Cyprus		$10,843,880

Security	Shares	Value
Iceland — 1.5%
Eik Fasteignafelag HF(16)	39,264,785	$3,996,900
Eimskipafelag Islands HF	4,034,070	12,299,709
Hagar HF	29,437,633	11,208,561
HB Grandi HF	16,898,611	5,221,941
Icelandair Group HF	25,325,527	3,540,418
Marel HF	4,410,656	15,714,165
Marel HF	167,638	597,214
N1 HF	2,081,100	2,350,442
Reginn HF(16)	22,803,300	5,714,642
Reitir Fasteignafelag HF	13,481,197	12,324,546
Siminn HF	288,361,064	11,489,714
Sjova-Almennar Tryggingar HF	24,775,495	4,371,440
Vatryggingafelag Islands HF	80,060,595	7,901,278

Total Iceland		$96,730,970

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.	1,632,800	$10,358,663
Mizuho Financial Group, Inc.	3,369,700	5,992,588
Resona Holdings, Inc.	454,800	2,342,975
Sumitomo Mitsui Financial Group, Inc.	201,400	7,771,176
Sumitomo Mitsui Trust Holdings, Inc.	104,800	3,848,574

Total Japan		$30,313,976

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	38,138,000	$16,735,100

Total Singapore		$16,735,100

South Korea — 0.8%
AMOREPACIFIC Corp.	2,500	$633,408
AMOREPACIFIC Group	5,800	629,534
Coway Co., Ltd.	5,300	469,220
Hana Financial Group, Inc.	25,900	1,181,743
Hankook Tire Co., Ltd.	8,900	497,358
Hyundai Heavy Industries Co., Ltd.(16)	4,400	685,586
Hyundai Mobis Co., Ltd.	6,200	1,362,556
Hyundai Motor Co.	17,100	2,213,691
Hyundai Steel Co.	8,300	464,689
Industrial Bank of Korea	39,800	549,801
Kangwon Land, Inc.	19,800	654,831
KB Financial Group, Inc.	38,900	2,068,320
Kia Motors Corp.	20,100	656,803
Korea Electric Power Corp.	26,200	1,044,543
Korea Zinc Co., Ltd.	1,700	749,458
KT&G Corp.	15,100	1,538,066
LG Chem, Ltd.	4,100	1,202,021
LG Corp.	10,500	707,360
LG Display Co., Ltd.	24,000	677,223
LG Electronics, Inc.	10,400	623,424
LG Household & Health Care, Ltd.	900	796,989
Lotte Chemical Corp.	2,000	658,471
Lotte Shopping Co., Ltd.	2,200	516,775
Naver Corp.	5,600	4,020,948
POSCO	5,100	1,523,956
S-Oil Corp.	7,400	770,845

Security	Shares	Value
Samsung Biologics Co., Ltd.(3)(16)	4,000	$972,339
Samsung C&T Corp.	9,500	1,179,753
Samsung Electronics Co., Ltd.	3,500	7,526,676
Samsung Fire & Marine Insurance Co., Ltd.	2,800	730,503
Samsung Life Insurance Co., Ltd.	11,300	1,267,242
Samsung SDI Co., Ltd.	5,200	781,388
Samsung SDS Co., Ltd.	5,500	878,729
Shinhan Financial Group Co., Ltd.	30,800	1,463,830
SK Holdings Co., Ltd.	3,000	727,633
SK Hynix, Inc.	52,100	3,063,081
SK Innovation Co., Ltd.	4,500	710,217
SK Telecom Co., Ltd.	4,800	1,186,808
Woori Bank	55,800	953,011

Total South Korea		$48,338,829

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,406,495
Bank for Investment and Development of Vietnam JSC	468,816	457,771
Bao Viet Holdings	156,900	407,827
Binh Minh Plastics JSC	255,600	893,079
Coteccons Construction JSC(16)	133,000	1,219,264
Danang Rubber JSC	68,640	81,083
Domesco Medical Import Export JSC	240,160	1,289,237
FPT Corp.	30,429	64,735
HA TIEN 1 Cement JSC(16)	219,600	182,070
Hoa Phat Group JSC	870,642	1,236,824
Hoa Sen Group	141,277	173,976
KIDO Group Corp.	373,100	730,276
Kinh Bac City Development Share Holding Corp.(16)	513,300	330,708
Masan Group Corp.	954,000	1,797,106
PetroVietnam Drilling & Well Services JSC(16)	260,463	152,502
PetroVietnam Fertilizer & Chemical JSC	385,500	391,751
PetroVietnam Gas JSC	165,200	455,105
PetroVietnam Nhon Trach 2 Power JSC	882,000	1,111,202
PetroVietnam Technical Services Corp.	628,300	450,748
Pha Lai Thermal Power JSC	219,100	219,295
Saigon - Hanoi Commercial Joint Stock Bank(16)	891,443	325,629
Saigon Securities, Inc.	668,470	773,140
Saigon Thuong Tin Commercial JSB(16)	1,482,405	854,888
Tan Tao Investment & Industry JSC(16)	1,064,400	196,577
Viet Capital Securities JSC(16)	332,000	891,118
Vietnam Construction and Import-Export JSC	311,100	273,668
Vietnam Dairy Products JSC	455,640	3,058,698
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	133,449
Vietnam Prosperity JSC Bank(16)	1,347,390	2,312,200
Vingroup JSC(16)	2,105,376	4,121,044

Total Vietnam		$25,991,465

Total Common Stocks (identified cost $205,964,876)		$228,954,220

Currency Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Deutsche Bank AG	EUR	17,892	SEK	9.53	1/16/18	$318,301
Call SEK/Put EUR	The Toronto-Dominion Bank	EUR	52,294	SEK	9.53	1/16/18	933,537
Call SEK/Put EUR	UBS AG	EUR	28,184	SEK	9.52	1/16/18	485,016
Put CNH/Call USD	Bank of America, N.A.	USD	143,600	CNH	7.28	8/1/17	3,303
Put CNH/Call USD	BNP Paribas	USD	86,400	CNH	7.12	3/8/18	279,936
Put CNH/Call USD	Deutsche Bank AG	USD	49,725	CNH	7.15	3/12/18	147,982
Put CNH/Call USD	Standard Chartered Bank	USD	97,765	CNH	7.12	3/8/18	318,714
Put EUR/Call USD	BNP Paribas	USD	130,215	USD	0.88	2/28/22	849,653
Put EUR/Call USD	Goldman Sachs International	USD	130,110	USD	0.87	2/24/22	762,444

Total Currency Options Purchased (identified cost $14,225,689)							$4,098,886

Call Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
FTSE 100 Index	Goldman Sachs International		1,986	GBP	6,275.00	2/15/22	$2,741,934

Total Call Options Purchased (identified cost $2,785,640)							$2,741,934

Put Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded		2,012	USD	2,425.00	9/15/17	$1,710,200

Total Put Options Purchased (identified cost $1,870,909)							$1,710,200

Interest Rate Swaptions Purchased — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)		Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Deutsche Bank AG	10/18/17	USD	272,570	$55,828
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.30%	Goldman Sachs International	11/15/17	USD	338,340	106,445

Total Interest Rate Swaptions Purchased (identified cost $2,927,689)					$162,273

Short-Term Investments — 21.0%

Foreign Government Securities — 9.9%

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 3.3%
Czech Republic Ministry of Finance Bill, 0.00%, 8/25/17	CZK	3,077,000	$139,659,236
Czech Republic Ministry of Finance Bill, 0.00%, 9/29/17	CZK	1,500,000	68,120,323

Total Czech Republic			$207,779,559

Egypt — 1.6%
Egypt Treasury Bill, 0.00%, 8/1/17	EGP	168,350	$9,397,623
Egypt Treasury Bill, 0.00%, 8/8/17	EGP	147,900	8,233,898
Egypt Treasury Bill, 0.00%, 10/3/17	EGP	132,675	7,195,880
Egypt Treasury Bill, 0.00%, 10/10/17	EGP	208,675	11,274,321
Egypt Treasury Bill, 0.00%, 10/17/17	EGP	130,875	6,996,900
Egypt Treasury Bill, 0.00%, 10/24/17	EGP	76,150	4,082,681
Egypt Treasury Bill, 0.00%, 10/31/17	EGP	175,100	9,351,728
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	72,400	3,837,152
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	76,150	4,020,456
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	76,150	4,005,078
Egypt Treasury Bill, 0.00%, 12/5/17	EGP	76,175	3,980,459
Egypt Treasury Bill, 0.00%, 12/12/17	EGP	76,125	3,962,630
Egypt Treasury Bill, 0.00%, 12/19/17	EGP	55,975	2,902,592
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	46,500	2,392,895
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	35,275	1,808,333
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	101,800	5,198,789
Egypt Treasury Bill, 0.00%, 1/23/18	EGP	180,100	9,162,451

Total Egypt			$97,803,866

El Salvador — 0.4%
Republic of El Salvador, 0.00%, 8/9/17(1)	USD	27,000	$26,963,091

Total El Salvador			$26,963,091

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	450	$181,231
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	8,700	3,389,549

Total Georgia			$3,570,780

Greece — 0.1%
Hellenic Republic Treasury Bill, 0.00%, 1/5/18	EUR	5,000	$5,878,161

Total Greece			$5,878,161

Kazakhstan — 3.7%
National Bank of Kazakhstan Note, 0.00%, 8/18/17	KZT	7,046,550	$21,286,041
National Bank of Kazakhstan Note, 0.00%, 8/25/17	KZT	17,767,600	53,575,932
National Bank of Kazakhstan Note, 0.00%, 9/15/17	KZT	2,598,530	7,794,210
National Bank of Kazakhstan Note, 0.00%, 9/29/17	KZT	2,069,750	6,186,855
National Bank of Kazakhstan Note, 0.00%, 10/20/17	KZT	9,823,210	29,216,063
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	7,206,980	21,254,888
National Bank of Kazakhstan Note, 0.00%, 1/5/18	KZT	19,604,493	57,250,107
National Bank of Kazakhstan Note, 0.00%, 1/26/18	KZT	2,918,330	8,481,080
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	8,451,840	24,326,503

Total Kazakhstan			$229,371,679

Security	Principal Amount (000’s omitted)		Value
Uruguay — 0.7%
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	75,774	$2,596,033
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	318,253	10,864,596
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	328,099	11,081,823
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	492,160	16,424,363
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	30,310	992,055
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	121,234	3,975,198

Total Uruguay			$45,934,068

Total Foreign Government Securities (identified cost $606,842,147)			$617,301,204

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/17/17(14)		$60,000	$59,974,200
U.S. Treasury Bill, 0.00%, 9/28/17(14)		39,000	38,939,043

Total U.S. Treasury Obligations (identified cost $98,917,532)			$98,913,243

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/17/17 with a maturity date of 9/19/17, an interest rate of 0.67% payable by the Portfolio and repurchase proceeds of EUR 17,645,189, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,499,058.	EUR	17,666	$20,912,512

Total Repurchase Agreements (identified cost $20,284,505)			$20,912,512

Other — 9.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(18)		568,119,834	$568,233,458

Total Other (identified cost $568,256,227)			$568,233,458

Total Short-Term Investments (identified cost $1,294,300,411)			$1,305,360,417

Value
Total Investments — 98.8% (identified cost $5,957,091,036)	$6,158,524,788

Less Unfunded Loan Commitments — (0.1)%	$(5,763,997)

Net Investments — 98.7% (identified cost $5,951,327,039)	$6,152,760,791

Currency Options Written — (0.0)%(4)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD 86,400	CNH 7.12	3/8/18	$(279,936)
Put CNH/Call USD	Deutsche Bank AG	USD 25,125	CNH 7.15	3/12/18	(74,772)
Put CNH/Call USD	Deutsche Bank AG	USD 24,600	CNH 7.15	3/12/18	(73,210)
Put CNH/Call USD	Nomura International PLC	USD 143,600	CNH 7.28	8/1/17	(3,303)
Put CNH/Call USD	Standard Chartered Bank	USD 97,765	CNH 7.12	3/8/18	(318,714)

Total Currency Options Written (premiums received $2,381,313)					$(749,935)

Put Options Written — (0.0)%(4)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Index Futures 9/2017	Exchange-Traded	2,012	USD 2,350.00	9/15/17	$(855,100)

Total Put Options Written (premiums received $965,509)					$(855,100)

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security	Principal Amount (000’s omitted)	Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR (15,000)	$(19,494,582)

Total Spain		$(19,494,582)

Total Foreign Government Bonds (proceeds $20,008,799)		$(19,494,582)

Total Securities Sold Short (proceeds $20,008,799)		$(19,494,582)

Other Assets, Less Liabilities — 1.6%		$99,575,003

Net Assets — 100.0%		$6,231,236,177

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $2,204,816,993 or 35.4% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $144,961,854 or 2.3% of the Portfolio’s net assets.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2017.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at July 31, 2017.

(10)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(12)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(13)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(16)	Non-income producing security.

(17)	Securities are traded on separate exchanges for the same entity.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $5,638,406.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ARS	208,878,000	USD	11,745,475	BNP Paribas	8/1/17	$93,131	$—
ARS	208,878,000	USD	11,935,886	BNP Paribas	8/1/17	—	(97,280)
EUR	14,990,307	HUF	4,623,895,000	JPMorgan Chase Bank, N.A.	8/1/17	—	(257,024)
EUR	27,048,615	HUF	8,352,680,000	Nomura International PLC	8/1/17	—	(499,950)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	29,669,345	PLN	126,302,400	HSBC Bank USA, N.A.	8/1/17	$—	$(2,885)
EUR	12,539,126	PLN	53,360,000	JPMorgan Chase Bank, N.A.	8/1/17	4,081	—
HUF	7,918,515,000	EUR	25,941,081	HSBC Bank USA, N.A.	8/1/17	120,682	—
HUF	5,058,060,000	EUR	16,557,366	JPMorgan Chase Bank, N.A.	8/1/17	92,306	—
KES	575,104,000	USD	5,247,299	Citibank, N.A.	8/1/17	283,611	—
KES	241,181,000	USD	2,320,610	Citibank, N.A.	8/1/17	—	(1,116)
KES	333,923,000	USD	3,212,961	Citibank, N.A.	8/1/17	—	(1,545)
PLN	66,572,400	EUR	15,878,737	JPMorgan Chase Bank, N.A.	8/1/17	—	(283,065)
PLN	113,090,000	EUR	26,999,636	Nomura International PLC	8/1/17	—	(511,161)
USD	11,861,329	ARS	208,878,000	BNP Paribas	8/1/17	22,723	—
USD	11,745,475	ARS	208,878,000	BNP Paribas	8/1/17	—	(93,131)
USD	5,533,571	KES	575,104,000	Citibank, N.A.	8/1/17	2,661	—
USD	2,313,043	KES	241,181,000	Citibank, N.A.	8/1/17	—	(6,451)
USD	3,201,563	KES	333,923,000	Citibank, N.A.	8/1/17	—	(9,853)
EUR	116,597,150	USD	137,911,109	Standard Chartered Bank	8/3/17	123,804	—
THB	117,100,000	USD	3,324,815	Standard Chartered Bank	8/3/17	194,222	—
THB	34,899,000	USD	1,010,686	Standard Chartered Bank	8/3/17	38,083	—
USD	130,891,961	EUR	116,597,150	Standard Chartered Bank	8/3/17	—	(7,142,953)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	—	(310,057)
USD	4,245,782	THB	151,999,000	JPMorgan Chase Bank, N.A.	8/3/17	—	(322,025)
USD	11,975,993	THB	401,585,000	Standard Chartered Bank	8/3/17	—	(92,262)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	—	(365,481)
COP	94,983,760,730	USD	31,869,820	BNP Paribas	8/4/17	—	(68,756)
COP	62,774,981,270	USD	21,021,342	Standard Chartered Bank	8/4/17	—	(3,946)
SEK	170,835,000	EUR	17,745,311	Citibank, N.A.	8/4/17	152,462	—
RUB	3,319,673,519	USD	55,332,503	Deutsche Bank AG	8/7/17	137,326	—
USD	26,382	EUR	23,203	Standard Chartered Bank	8/7/17	—	(1,093)
USD	154,248	EUR	133,100	Standard Chartered Bank	8/7/17	—	(3,356)
USD	370,365	EUR	330,300	Standard Chartered Bank	8/7/17	—	(20,745)
USD	680,360	EUR	604,700	Standard Chartered Bank	8/7/17	—	(35,670)
USD	651,642	EUR	583,000	Standard Chartered Bank	8/7/17	—	(38,692)
USD	6,906,181	EUR	6,116,915	Standard Chartered Bank	8/7/17	—	(336,904)
USD	9,722,764	RUB	575,223,000	Bank of America, N.A.	8/7/17	111,119	—
USD	25,540,938	RUB	1,501,092,000	Goldman Sachs International	8/7/17	458,557	—
USD	20,633,231	RUB	1,243,358,519	Goldman Sachs International	8/7/17	—	(142,572)
USD	5,000,997	ZAR	67,727,000	Goldman Sachs International	8/7/17	—	(133,926)
ZAR	67,727,000	USD	5,219,936	Goldman Sachs International	8/7/17	—	(85,013)
COP	90,061,700,000	USD	30,357,024	Standard Chartered Bank	8/8/17	—	(217,528)
COP	51,485,646,000	USD	16,803,958	UBS AG	8/8/17	425,913	—
TRY	114,819,000	USD	31,427,985	BNP Paribas	8/8/17	1,129,634	—
TRY	12,254,000	USD	3,397,848	BNP Paribas	8/8/17	76,847	—
TRY	101,451,000	USD	27,751,457	Citibank, N.A.	8/8/17	1,015,585	—
USD	26,439,090	CLP	17,775,000,000	Standard Chartered Bank	8/8/17	—	(911,753)
USD	77,406	TRY	274,900	BNP Paribas	8/8/17	—	(543)
USD	35,606,942	TRY	126,798,100	BNP Paribas	8/8/17	—	(347,423)
USD	8,750,141	TRY	31,136,500	Citibank, N.A.	8/8/17	—	(78,801)
USD	19,796,864	TRY	70,314,500	Citibank, N.A.	8/8/17	—	(141,236)
USD	30,365,528	ZAR	417,110,000	BNP Paribas	8/8/17	—	(1,253,752)
USD	25,114,892	ZAR	345,817,000	Citibank, N.A.	8/8/17	—	(1,099,978)
ZAR	417,110,000	USD	31,840,701	BNP Paribas	8/8/17	—	(221,421)
ZAR	165,466,000	USD	12,652,627	Citibank, N.A.	8/8/17	—	(109,376)
ZAR	180,351,000	USD	13,929,353	Citibank, N.A.	8/8/17	—	(257,735)
COP	65,478,220,000	USD	21,858,862	The Bank of Nova Scotia	8/9/17	51,200	—
SEK	259,500,000	EUR	26,864,327	UBS AG	8/9/17	340,031	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,075,894	EUR	30,128,330	Goldman Sachs International	8/10/17	$—	$(1,604,829)
AUD	80,010,000	USD	58,966,170	Goldman Sachs International	8/11/17	5,034,688	—
TRY	107,882,501	USD	29,175,963	Goldman Sachs International	8/11/17	1,383,271	—
USD	18,119,263	AUD	23,916,031	Goldman Sachs International	8/11/17	—	(1,011,427)
USD	57,729,405	AUD	78,110,347	Goldman Sachs International	8/11/17	—	(4,751,900)
USD	112,831,186	EUR	99,720,000	Standard Chartered Bank	8/11/17	—	(5,272,442)
USD	30,317,870	TRY	107,882,501	Goldman Sachs International	8/11/17	—	(241,365)
COP	30,603,836,000	USD	9,971,599	Standard Chartered Bank	8/14/17	263,205	—
OMR	26,714,450	USD	69,307,173	Standard Chartered Bank	8/14/17	50,250	—
OMR	8,146,000	USD	21,147,456	Standard Chartered Bank	8/14/17	1,606	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	—	(499,815)
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	—	(501,586)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	—	(801,649)
ARS	83,162,600	USD	5,094,187	Citibank, N.A.	8/16/17	—	(420,039)
ARS	180,740,000	USD	11,047,677	Standard Chartered Bank	8/16/17	—	(889,199)
JPY	4,172,344,000	USD	37,744,081	Goldman Sachs International	8/17/17	125,880	—
RSD	252,710,731	USD	2,308,282	Deutsche Bank AG	8/17/17	179,866	—
USD	57,270,138	JPY	6,264,780,360	Goldman Sachs International	8/17/17	408,338	—
USD	72,815,594	EUR	64,729,000	Goldman Sachs International	8/18/17	—	(3,874,024)
EGP	84,605,000	USD	4,801,646	Citibank, N.A.	8/21/17	—	(105,421)
USD	27,624,617	AUD	34,748,820	Deutsche Bank AG	8/21/17	—	(167,991)
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	—	(474,288)
CNH	208,659,100	USD	29,795,673	Australia and New Zealand Banking Group Limited	8/22/17	1,195,893	—
CNH	126,895,200	USD	18,096,863	Standard Chartered Bank	8/22/17	750,535	—
EUR	21,014,341	HUF	6,522,221,000	HSBC Bank USA, N.A.	8/22/17	—	(513,154)
PLN	88,844,000	EUR	20,967,620	HSBC Bank USA, N.A.	8/22/17	—	(139,684)
RUB	225,876,708	USD	3,769,009	Deutsche Bank AG	8/22/17	—	(5,393)
RUB	1,243,358,519	USD	20,569,400	Goldman Sachs International	8/22/17	147,758	—
RUB	1,215,479,000	USD	20,320,129	Goldman Sachs International	8/22/17	—	(67,507)
RUB	109,537,000	USD	1,828,344	Standard Chartered Bank	8/22/17	—	(3,210)
RUB	344,014,019	USD	5,755,967	Standard Chartered Bank	8/22/17	—	(23,918)
RUB	245,513,100	USD	4,119,555	Standard Chartered Bank	8/22/17	—	(28,753)
USD	12,050,294	CNH	81,942,000	Nomura International PLC	8/22/17	—	(120,327)
USD	18,670,836	CNH	126,717,100	Nomura International PLC	8/22/17	—	(150,108)
USD	18,661,608	CNH	126,895,200	Standard Chartered Bank	8/22/17	—	(185,790)
USD	2,101,143	RUB	125,683,000	Goldman Sachs International	8/22/17	6,980	—
USD	427,121	RUB	25,704,346	Goldman Sachs International	8/22/17	—	(1,172)
USD	22,417,974	RUB	1,355,727,000	HSBC Bank USA, N.A.	8/22/17	—	(171,496)
USD	31,032,063	RUB	1,876,664,000	HSBC Bank USA, N.A.	8/22/17	—	(237,393)
EUR	5,490,600	USD	6,275,921	JPMorgan Chase Bank, N.A.	8/24/17	231,245	—
EUR	3,297,400	USD	3,764,411	JPMorgan Chase Bank, N.A.	8/24/17	143,491	—
EUR	1,878,422	USD	2,151,187	JPMorgan Chase Bank, N.A.	8/24/17	75,018	—
USD	169,064,416	EUR	151,119,031	JPMorgan Chase Bank, N.A.	8/24/17	—	(10,033,775)
EUR	17,886,326	HUF	5,526,338,000	BNP Paribas	8/25/17	—	(338,711)
PLN	75,242,800	EUR	17,818,225	BNP Paribas	8/25/17	—	(193,403)
EUR	13,439,051	HUF	4,144,657,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(224,483)
INR	1,154,560,000	USD	17,808,215	Barclays Bank PLC	8/28/17	147,781	—
INR	771,700,000	USD	11,901,053	Barclays Bank PLC	8/28/17	100,612	—
INR	558,400,000	USD	8,612,021	Standard Chartered Bank	8/28/17	72,351	—
INR	410,519,678	USD	6,329,320	Standard Chartered Bank	8/28/17	55,182	—
INR	1,356,950,000	USD	20,930,896	UBS AG	8/28/17	172,718	—
PLN	56,333,000	EUR	13,383,971	JPMorgan Chase Bank, N.A.	8/28/17	—	(199,187)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,924,726	INR	125,338,135	BNP Paribas	8/28/17	$—	$(24,563)
USD	6,922,797	INR	454,128,543	BNP Paribas	8/28/17	—	(139,920)
USD	4,424,652	INR	287,890,000	Deutsche Bank AG	8/28/17	—	(52,683)
USD	4,004,312	INR	260,000,000	Goldman Sachs International	8/28/17	—	(39,271)
USD	6,383,620	INR	415,063,000	Goldman Sachs International	8/28/17	—	(71,540)
USD	7,958,880	INR	515,815,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(63,200)
USD	8,252,828	INR	539,900,000	JPMorgan Chase Bank, N.A.	8/28/17	—	(143,827)
USD	5,282,045	INR	342,435,000	Morgan Stanley & Co. International PLC	8/28/17	—	(43,587)
USD	7,295,931	INR	473,360,000	UBS AG	8/28/17	—	(65,878)
USD	12,849,916	INR	838,200,000	UBS AG	8/28/17	—	(185,973)
USD	45,833,804	NZD	64,998,197	JPMorgan Chase Bank, N.A.	8/29/17	—	(2,956,005)
USD	51,056,480	NZD	72,400,000	UBS AG	8/29/17	—	(3,289,368)
EUR	13,401,374	HUF	4,126,015,000	Goldman Sachs International	8/30/17	—	(196,237)
PLN	56,131,000	EUR	13,346,411	Goldman Sachs International	8/30/17	—	(212,510)
EUR	9,360,506	USD	10,465,982	Goldman Sachs International	8/31/17	631,595	—
KRW	20,766,600,000	USD	18,572,285	Goldman Sachs International	8/31/17	—	(26,245)
USD	10,465,982	EUR	9,360,506	Goldman Sachs International	8/31/17	—	(631,595)
USD	19,426,988	EUR	17,375,000	Goldman Sachs International	8/31/17	—	(1,172,369)
COP	3,003,000,000	USD	1,000,000	Citibank, N.A.	9/1/17	2,271	—
USD	26,357,418	EUR	23,562,231	JPMorgan Chase Bank, N.A.	9/1/17	—	(1,578,803)
COP	32,267,576,000	USD	10,502,401	Standard Chartered Bank	9/5/17	262,303	—
TRY	100,532,000	USD	28,044,746	Deutsche Bank AG	9/5/17	199,750	—
USD	28,068,236	TRY	100,532,000	Deutsche Bank AG	9/5/17	—	(176,260)
USD	56,666,365	ZAR	750,750,000	Deutsche Bank AG	9/5/17	16,035	—
ZAR	750,750,000	USD	57,658,190	Deutsche Bank AG	9/5/17	—	(1,007,860)
USD	15,296,518	SGD	21,183,000	Goldman Sachs International	9/6/17	—	(342,241)
THB	458,185,000	USD	13,348,434	BNP Paribas	9/7/17	423,596	—
THB	451,855,000	USD	13,137,229	Goldman Sachs International	9/7/17	444,535	—
THB	584,825,000	USD	17,005,670	Standard Chartered Bank	9/7/17	572,879	—
THB	465,345,000	USD	13,559,004	Standard Chartered Bank	9/7/17	428,241	—
USD	56,887,945	NZD	80,470,000	Morgan Stanley & Co. International PLC	9/7/17	—	(3,505,859)
USD	35,527,145	NZD	50,261,863	Standard Chartered Bank	9/7/17	—	(2,195,050)
USD	13,042,556	THB	458,185,000	BNP Paribas	9/7/17	—	(729,474)
USD	12,862,368	THB	451,855,000	Goldman Sachs International	9/7/17	—	(719,396)
USD	29,902,335	THB	1,050,170,000	Standard Chartered Bank	9/7/17	—	(1,663,459)
EUR	5,710,000	USD	6,537,379	Standard Chartered Bank	9/8/17	235,151	—
EUR	4,800,000	USD	5,495,520	Standard Chartered Bank	9/8/17	197,675	—
EUR	2,717,000	USD	3,181,824	Standard Chartered Bank	9/8/17	40,761	—
USD	1,558,257	EUR	1,355,355	JPMorgan Chase Bank, N.A.	9/8/17	—	(49,306)
USD	936,339	EUR	813,190	Standard Chartered Bank	9/8/17	—	(28,171)
USD	1,095,923	EUR	948,711	Standard Chartered Bank	9/8/17	—	(29,327)
USD	1,317,848	EUR	1,151,965	Standard Chartered Bank	9/8/17	—	(48,477)
USD	3,593,824	EUR	3,132,282	Standard Chartered Bank	9/8/17	—	(121,321)
USD	5,627,090	EUR	4,921,151	Standard Chartered Bank	9/8/17	—	(209,800)
USD	116,302,192	EUR	103,925,682	Standard Chartered Bank	9/8/17	—	(6,962,226)
AUD	37,021,000	NZD	38,887,229	Goldman Sachs International	9/11/17	419,054	—
AUD	47,935,750	USD	36,811,540	Deutsche Bank AG	9/11/17	1,518,364	—
UGX	18,083,405,000	USD	4,796,659	Citibank, N.A.	9/11/17	147,243	—
USD	27,399,774	NZD	37,908,294	Deutsche Bank AG	9/11/17	—	(1,048,882)
USD	27,175,936	NZD	37,701,000	Standard Chartered Bank	9/11/17	—	(1,117,153)
USD	40,207,823	NZD	56,092,000	Standard Chartered Bank	9/11/17	—	(1,886,976)
SEK	274,180,000	EUR	28,062,382	UBS AG	9/12/17	744,860	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	354,099,986	USD	10,409,654	Deutsche Bank AG	9/12/17	$234,018	$—
USD	6,025,396	THB	210,075,416	Australia and New Zealand Banking Group Limited	9/12/17	—	(289,131)
USD	5,977,642	THB	210,263,560	Australia and New Zealand Banking Group Limited	9/12/17	—	(342,540)
USD	4,490,057	THB	157,443,860	Deutsche Bank AG	9/12/17	—	(242,450)
USD	6,029,447	THB	209,529,312	Deutsche Bank AG	9/12/17	—	(268,665)
USD	9,032,943	THB	314,798,076	Deutsche Bank AG	9/12/17	—	(429,377)
USD	10,544,971	THB	366,648,653	Deutsche Bank AG	9/12/17	—	(475,893)
USD	11,996,251	THB	420,468,584	Deutsche Bank AG	9/12/17	—	(642,354)
USD	13,218,176	THB	443,331,000	Goldman Sachs International	9/12/17	—	(107,636)
USD	2,996,303	THB	105,260,112	Goldman Sachs International	9/12/17	—	(167,646)
ARS	453,360,100	USD	25,803,079	BNP Paribas	9/14/17	—	(760,840)
EUR	4,550,000	USD	5,331,003	JPMorgan Chase Bank, N.A.	9/14/17	67,510	—
USD	1,588,521	EUR	1,389,242	JPMorgan Chase Bank, N.A.	9/14/17	—	(59,796)
USD	2,237,026	EUR	1,944,535	JPMorgan Chase Bank, N.A.	9/14/17	—	(70,138)
USD	2,228,188	EUR	1,947,521	JPMorgan Chase Bank, N.A.	9/14/17	—	(82,519)
USD	3,101,306	EUR	2,685,090	JPMorgan Chase Bank, N.A.	9/14/17	—	(84,517)
USD	3,567,076	EUR	3,107,846	JPMorgan Chase Bank, N.A.	9/14/17	—	(120,340)
USD	90,485,305	EUR	80,833,755	JPMorgan Chase Bank, N.A.	9/14/17	—	(5,422,849)
EUR	14,947,056	USD	17,471,539	JPMorgan Chase Bank, N.A.	9/15/17	263,947	—
USD	3,067,855	EUR	2,686,200	JPMorgan Chase Bank, N.A.	9/15/17	—	(119,466)
USD	309,498,431	EUR	270,257,100	JPMorgan Chase Bank, N.A.	9/15/17	—	(11,176,165)
ARS	173,400,500	USD	9,948,394	BNP Paribas	9/18/17	—	(393,736)
USD	7,223,738	THB	244,668,000	BNP Paribas	9/19/17	—	(130,787)
USD	36,759,388	PHP	1,850,100,000	Deutsche Bank AG	9/21/17	207,116	—
CNH	282,827,436	USD	40,228,638	Deutsche Bank AG	9/22/17	1,714,154	—
CNH	35,000,000	USD	5,060,363	Deutsche Bank AG	9/22/17	130,073	—
CNH	42,496,000	USD	6,174,052	Deutsche Bank AG	9/22/17	128,027	—
CNH	69,674,312	USD	9,911,702	Standard Chartered Bank	9/22/17	420,871	—
CNH	53,483,000	USD	7,730,992	Standard Chartered Bank	9/22/17	200,440	—
CNH	45,000,000	USD	6,537,847	Standard Chartered Bank	9/22/17	135,571	—
CZK	1,433,032,000	EUR	53,399,612	JPMorgan Chase Bank, N.A.	9/22/17	1,899,435	—
EUR	53,883,512	CZK	1,433,032,000	Societe Generale	9/22/17	—	(1,325,034)
USD	52,626,546	CNH	360,323,436	Deutsche Bank AG	9/22/17	—	(808,761)
USD	24,557,475	CNH	168,157,312	Standard Chartered Bank	9/22/17	—	(379,947)
COP	83,369,890,000	USD	27,496,666	BNP Paribas	9/25/17	249,300	—
CZK	1,120,719,500	EUR	41,721,372	JPMorgan Chase Bank, N.A.	9/25/17	1,537,905	—
EUR	41,755,570	CZK	1,120,719,500	JPMorgan Chase Bank, N.A.	9/25/17	—	(1,497,305)
SGD	356,970	USD	257,403	Goldman Sachs International	9/25/17	6,213	—
SGD	41,988,000	USD	30,237,649	Standard Chartered Bank	9/25/17	769,824	—
SGD	41,631,030	USD	30,019,924	Standard Chartered Bank	9/25/17	723,932	—
UGX	10,322,690,000	USD	2,749,052	Barclays Bank PLC	9/25/17	59,910	—
USD	28,995,353	NZD	39,829,000	Deutsche Bank AG	9/25/17	—	(887,281)
USD	15,138,967	NZD	20,920,000	Standard Chartered Bank	9/25/17	—	(556,749)
USD	15,070,209	NZD	20,923,000	Standard Chartered Bank	9/25/17	—	(627,758)
ARS	52,844,780	USD	2,900,372	Citibank, N.A.	9/26/17	—	(2,731)
CZK	1,702,487,000	EUR	63,364,080	JPMorgan Chase Bank, N.A.	9/27/17	2,358,472	—
EUR	25,178,618	CZK	675,920,000	Societe Generale	9/27/17	—	(910,399)
EUR	38,233,408	CZK	1,026,567,000	Societe Generale	9/27/17	—	(1,391,143)
USD	11,922,718	JPY	1,321,144,480	Standard Chartered Bank	9/27/17	—	(91,576)
USD	137,348,778	EUR	119,537,666	Standard Chartered Bank	9/28/17	—	(4,593,883)
CZK	719,964,000	EUR	26,794,343	Societe Generale	9/29/17	1,001,259	—
EUR	26,824,292	CZK	719,964,000	Societe Generale	9/29/17	—	(965,695)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UGX	8,004,712,000	USD	2,119,331	JPMorgan Chase Bank, N.A.	9/29/17	$55,966	$—
UGX	8,000,480,000	USD	2,119,332	JPMorgan Chase Bank, N.A.	9/29/17	54,814	—
COP	26,351,271,000	USD	8,727,031	Citibank, N.A.	10/2/17	35,448	—
COP	29,102,729,000	USD	9,638,261	Standard Chartered Bank	10/2/17	39,149	—
CZK	49,490,000	EUR	1,905,697	JPMorgan Chase Bank, N.A.	10/4/17	—	(6,825)
USD	5,096,515	EUR	4,421,410	Standard Chartered Bank	10/5/17	—	(155,616)
USD	5,611,296	EUR	4,930,710	Goldman Sachs International	10/6/17	—	(246,130)
USD	71,486,672	EUR	61,583,970	Standard Chartered Bank	10/6/17	—	(1,671,869)
CNH	97,914,600	USD	14,041,358	BNP Paribas	10/10/17	465,369	—
CNH	128,165,000	USD	18,368,327	JPMorgan Chase Bank, N.A.	10/10/17	620,206	—
CNH	2,987,400	USD	428,178	Standard Chartered Bank	10/10/17	14,426	—
UGX	16,179,828,000	USD	4,280,378	Citibank, N.A.	10/10/17	99,800	—
UGX	16,231,090,000	USD	4,298,488	Citibank, N.A.	10/10/17	95,568	—
USD	14,046,394	CNH	97,914,600	BNP Paribas	10/10/17	—	(460,333)
USD	18,370,960	CNH	128,165,000	JPMorgan Chase Bank, N.A.	10/10/17	—	(617,573)
USD	428,393	CNH	2,987,400	Standard Chartered Bank	10/10/17	—	(14,211)
USD	12,905,493	EUR	11,159,577	Deutsche Bank AG	10/13/17	—	(356,336)
SEK	265,010,000	EUR	27,782,903	Goldman Sachs International	10/18/17	—	(60,081)
USD	59,333,197	EUR	50,716,469	Deutsche Bank AG	10/19/17	—	(956,134)
USD	309,185	EUR	262,492	Goldman Sachs International	10/20/17	—	(2,869)
USD	7,159,168	EUR	6,111,112	Goldman Sachs International	10/20/17	—	(105,811)
USD	177,467,081	EUR	151,487,052	Goldman Sachs International	10/20/17	—	(2,622,920)
KRW	48,261,400,000	USD	42,916,189	Bank of America, N.A.	10/23/17	204,029	—
KRW	27,312,000,000	USD	24,264,823	BNP Paribas	10/23/17	137,689	—
KRW	22,797,000,000	USD	20,276,617	Credit Agricole Corporate and Investment Bank	10/23/17	91,869	—
USD	119,820,854	JPY	13,337,738,526	Standard Chartered Bank	10/23/17	—	(1,619,920)
USD	138,526,159	EUR	116,597,150	Standard Chartered Bank	10/26/17	—	(129,576)
ARS	208,878,000	USD	11,242,088	BNP Paribas	10/31/17	—	(8,346)
SEK	83,060,000	EUR	8,653,210	JPMorgan Chase Bank, N.A.	10/31/17	46,422	—
EUR	25,916,035	HUF	7,918,515,000	HSBC Bank USA, N.A.	11/2/17	—	(127,563)
EUR	16,542,204	HUF	5,058,060,000	JPMorgan Chase Bank, N.A.	11/2/17	—	(95,781)
PLN	126,302,400	EUR	29,520,425	HSBC Bank USA, N.A.	11/2/17	5,414	—
PLN	53,360,000	EUR	12,476,385	JPMorgan Chase Bank, N.A.	11/2/17	—	(3,246)
USD	7,905,676	THB	265,128,707	Deutsche Bank AG	11/10/17	—	(64,722)
USD	10,298,209	THB	362,188,000	Deutsche Bank AG	11/10/17	—	(590,022)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/17	—	(365,233)
CNH	253,595,000	USD	36,004,117	Bank of America, N.A.	11/13/17	1,496,930	—
USD	36,498,993	CNH	253,595,000	Bank of America, N.A.	11/13/17	—	(1,002,054)
USD	8,232,754	THB	293,580,000	Deutsche Bank AG	11/16/17	—	(593,122)
USD	1,560,331	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(110,536)
UGX	11,896,900,000	USD	3,178,440	Citibank, N.A.	12/8/17	—	(22,512)
UGX	5,838,274,000	USD	1,561,036	JPMorgan Chase Bank, N.A.	12/13/17	—	(14,921)
UGX	11,965,500,000	USD	3,199,332	Citibank, N.A.	1/8/18	—	(58,231)
UGX	4,540,919,000	USD	1,214,149	Standard Chartered Bank	1/11/18	—	(23,298)
CNH	140,584,000	USD	19,514,714	Citibank, N.A.	1/12/18	1,203,592	—
USD	19,514,714	CNH	140,584,000	Citibank, N.A.	1/12/18	—	(1,203,592)
USD	42,064,838	KRW	48,258,885,000	Standard Chartered Bank	1/16/18	—	(1,124,174)
CNH	248,174,000	USD	34,914,744	Australia and New Zealand Banking Group Limited	1/17/18	1,649,043	—
CNH	193,901,400	USD	27,306,210	HSBC Bank USA, N.A.	1/17/18	1,261,526	—
CNH	104,000,600	USD	14,657,861	HSBC Bank USA, N.A.	1/17/18	664,678	—
CNH	123,669,000	USD	17,398,565	Nomura International PLC	1/17/18	821,744	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,753,396	CNH	248,174,000	Australia and New Zealand Banking Group Limited	1/17/18	$—	$(1,810,391)
USD	41,749,282	CNH	297,902,000	HSBC Bank USA, N.A.	1/17/18	—	(2,140,994)
USD	17,313,314	CNH	123,669,000	Nomura International PLC	1/17/18	—	(906,995)
CNH	301,570,000	USD	42,444,757	BNP Paribas	1/18/18	1,983,403	—
USD	42,218,956	CNH	301,570,000	BNP Paribas	1/18/18	—	(2,209,205)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(609,798)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(931,141)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,121,957)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(25,015)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(190,040)
MAD	10,190,000	USD	1,000,000	Credit Agricole Corporate and Investment Bank	6/4/18	19,305	—
MAD	21,042,000	USD	2,073,103	BNP Paribas	6/7/18	31,046	—
MAD	27,626,000	USD	2,711,089	Credit Agricole Corporate and Investment Bank	6/7/18	51,445	—
USD	2,488,538	EUR	2,167,528	BNP Paribas	6/7/18	—	(122,079)
USD	213,614	EUR	186,121	Deutsche Bank AG	6/7/18	—	(10,554)
USD	1,661,008	EUR	1,450,345	Deutsche Bank AG	6/7/18	—	(85,819)
USD	3,327,570	EUR	2,892,191	Deutsche Bank AG	6/7/18	—	(155,848)
MAD	55,253,000	USD	5,422,277	Credit Agricole Corporate and Investment Bank	6/8/18	102,297	—
MAD	27,721,000	USD	2,711,100	Societe Generale	6/11/18	59,741	—
MAD	18,265,000	USD	1,786,832	Standard Chartered Bank	6/11/18	38,838	—
USD	924,527	EUR	807,122	Standard Chartered Bank	6/11/18	—	(47,816)
MAD	82,879,000	USD	8,133,366	Credit Agricole Corporate and Investment Bank	6/12/18	149,879	—
USD	1,662,988	EUR	1,426,600	Standard Chartered Bank	6/12/18	—	(55,743)
USD	3,101,003	EUR	2,667,415	Standard Chartered Bank	6/12/18	—	(112,629)
USD	4,980,401	EUR	4,343,625	Standard Chartered Bank	6/12/18	—	(252,686)
MAD	27,561,500	USD	2,711,118	Societe Generale	7/13/18	34,330	—
MAD	51,393,000	USD	5,093,206	Societe Generale	7/16/18	24,494	—
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(258,518)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(345,400)
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(223,111)
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(114,454)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(437,058)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(800,915)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(481,422)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(490,682)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(49,102)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	65,369	—
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	75,878	—
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(74,431)
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(438,684)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(353,847)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(191,596)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(48,996)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(56,455)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(451,165)
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(748,072)

						$45,512,643	$(147,705,991)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Expiration(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		26,855	$24,492
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		51,645	(21,071)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		51,643	84,798
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		26,857	92,925
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	51,647	(108,401)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	25,824	3,485

						$76,228

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/3/17	COP	81,156,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$27,177,907	$77,267
8/8/17	COP	39,976,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	13,387,472	187
8/10/17	COP	76,214,400	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	25,522,758	12,072
8/11/17	COP	63,512,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,268,965	80,375
8/14/17	COP	71,920,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	24,084,946	123,652
8/14/17	COP	37,863,600	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	12,679,802	63,691
8/14/17	COP	63,512,000	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	21,268,965	(11,166)
8/16/17	COP	76,214,400	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	25,522,758	(15,722)
8/17/17	COP	76,214,400	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	25,522,758	(16,411)
8/18/17	COP	50,809,700	Republic of Colombia, 5.00%, 11/21/18	The Bank of Nova Scotia	17,015,205	(54,806)

						$259,139

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	762	Short	Aug-17	$(37,681,159)	$(40,172,640)	$(2,491,481)
WTI Crude Oil	286	Short	Aug-17	(15,752,471)	(14,348,620)	1,403,851
Equity Futures
MSCI Singapore Index	1,173	Short	Aug-17	(31,750,490)	(31,874,493)	(124,003)
Interest Rate Futures
Euro-Bobl	114	Short	Sep-17	(17,975,772)	(17,821,926)	153,846
Euro-Bund	231	Short	Sep-17	(45,115,083)	(44,286,506)	828,577
Japan 10-Year Bond	105	Short	Sep-17	(143,401,742)	(143,016,010)	385,732
U.S. 2-Year Treasury Note	503	Short	Sep-17	(108,860,531)	(108,820,906)	39,625
U.S. 5-Year Deliverable Interest Rate Swap	1,715	Short	Sep-17	(172,065,047)	(171,955,547)	109,500
U.S. 5-Year Treasury Note	898	Short	Sep-17	(106,118,344)	(106,097,297)	21,047
U.S. 10-Year Deliverable Interest Rate Swap	3,827	Short	Sep-17	(392,866,106)	(390,114,812)	2,751,294
U.S. 10-Year Treasury Note	77	Short	Sep-17	(9,698,814)	(9,693,578)	5,236

						$3,083,224

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	4,566,390	Pays	Mexico Interbank TIIE 28 Day	6.83%		6/28/19	$(929,164)
CME Group, Inc.	MXN	2,065,865	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(413,488)
CME Group, Inc.	MXN	2,451,525	Pays	Mexico Interbank TIIE 28 Day	6.83		7/1/19	(481,694)
LCH.Clearnet(1)	EUR	256,836	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/20/22	(74,500)
LCH.Clearnet(1)	EUR	68,227	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	9/20/27	285,525
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR	1.27		12/13/21	(171,770)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR	1.46		1/12/22	(632,073)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR	1.44		1/13/22	(551,769)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR	1.92		7/28/26	375,764
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR	1.94		8/1/26	101,222
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR	1.94		9/21/26	60,023
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR	1.93		9/21/26	63,294
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR	1.89		9/21/26	191,997
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR	2.14		10/13/26	(2,590)
LCH.Clearnet	HUF	973,765	Receives	6-month HUF BUBOR	2.09		10/19/26	18,017
LCH.Clearnet	HUF	1,462,256	Receives	6-month HUF BUBOR	2.09		10/19/26	27,190
LCH.Clearnet	HUF	1,061,180	Receives	6-month HUF BUBOR	2.04		10/20/26	39,243
LCH.Clearnet	HUF	1,462,255	Receives	6-month HUF BUBOR	2.04		10/20/26	54,076
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR	2.08		10/28/26	32,929
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR	2.06		10/28/26	97,599
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR	2.09		11/2/26	47,966
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR	2.18		11/3/26	(9,006)
LCH.Clearnet	HUF	6,590,703	Receives	6-month HUF BUBOR	2.13		11/4/26	65,006

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR	2.15%		11/7/26	$6,240
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR	2.12		11/8/26	19,494
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR	2.14		11/10/26	24,911
LCH.Clearnet	HUF	5,711,200	Receives	6-month HUF BUBOR	2.66		2/8/27	(777,801)
LCH.Clearnet	JPY	1,346,315	Receives	6-month JPY-LIBOR-BBA	0.62		12/19/46	702,118
LCH.Clearnet	JPY	1,455,749	Receives	6-month JPY-LIBOR-BBA	0.81		12/19/46	63,555
LCH.Clearnet	JPY	1,625,685	Receives	6-month JPY-LIBOR-BBA	0.61		12/19/46	881,833
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA	0.86		6/19/47	(68,978)
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA	0.85		6/19/47	(58,358)
LCH.Clearnet(1)	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA	0.89		9/18/47	(184,878)
LCH.Clearnet(1)	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA	0.89		9/18/47	(216,962)
LCH.Clearnet(1)	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA	0.92		9/18/47	(390,333)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill	3.40		4/28/27	(452,197)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill	3.40		5/8/27	(232,945)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill	3.41		5/8/27	(260,657)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill	3.31		5/18/27	(99,268)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill	3.17		6/26/27	582,378
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR	2.41		12/13/21	153,604
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR	2.46		1/12/22	422,354
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR	2.44		1/13/22	403,918
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR	2.23		7/28/26	(668,425)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR	2.22		8/1/26	(370,535)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR	2.28		9/21/26	(123,656)
LCH.Clearnet	PLN	13,174	Pays	6-month PLN WIBOR	2.30		9/21/26	(120,267)
LCH.Clearnet	PLN	34,381	Pays	6-month PLN WIBOR	2.30		9/21/26	(313,869)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR	2.49		10/13/26	(63,831)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR	2.47		10/19/26	(73,174)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR	2.46		10/19/26	(114,840)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR	2.43		10/20/26	(95,388)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR	2.44		10/20/26	(123,752)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.47		10/28/26	(94,140)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR	2.46		10/28/26	(246,016)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR	2.50		10/31/26	(123,018)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR	2.56		11/2/26	(56,794)
LCH.Clearnet	PLN	95,817	Pays	6-month PLN WIBOR	2.51		11/4/26	(424,357)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR	2.54		11/7/26	(66,324)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR	2.50		11/8/26	(83,597)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR	2.52		11/10/26	(212,735)
LCH.Clearnet	PLN	69,983	Pays	6-month PLN WIBOR	3.00		2/8/27	293,128
LCH.Clearnet(1)	USD	94,025	Receives	3-month USD-LIBOR-BBA	1.75	(2)	9/20/19	(71,490)
LCH.Clearnet	USD	27,050	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/20/20	(154,302)
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	(14,424)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(30,698)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	(38,514)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	128,706
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	49,322
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	44,493
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	47,679
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	105,624
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	189,027
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	(449)

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	23,669		Pays	3-month USD-LIBOR-BBA	1.55%		8/22/20	$(9,005)
LCH.Clearnet	USD	38,126		Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	(17,616)
LCH.Clearnet	USD	27,660		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	62,226
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	(2,128)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	(73,929)
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	(74,947)
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	(67,385)
LCH.Clearnet	USD	24,666		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	(142,102)
LCH.Clearnet	USD	11,935		Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	(60,500)
LCH.Clearnet	USD	16,312		Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	(21,128)
LCH.Clearnet	USD	8,910		Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	(177,518)
LCH.Clearnet	USD	8,640		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(154,308)
LCH.Clearnet	USD	17,279		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	(309,937)
LCH.Clearnet	USD	21,672		Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	(304,060)
LCH.Clearnet	USD	15,042		Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	(396,315)
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	(302,248)
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	(197,819)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	(267,565)
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(256,169)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	(255,112)
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	(263,927)
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(401,219)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(357,062)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(365,717)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(361,591)
LCH.Clearnet	USD	42,081		Pays	3-month USD-LIBOR-BBA	1.20		9/1/21	(896,987)
LCH.Clearnet	USD	35,942		Pays	3-month USD-LIBOR-BBA	1.21		9/2/21	(747,756)
LCH.Clearnet	USD	30,740		Pays	3-month USD-LIBOR-BBA	1.96		1/6/22	166,791
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	138,902
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	67,483
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(219,416)
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	(299,517)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(385,135)
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	(388,440)
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	(461,629)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	(89,664)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	(208,780)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	(148,688)
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	14
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	1,231,586
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(1,397,805)

									$(12,530,913)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	12,706,825	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.91%	2/7/27	$(33,879)
Bank of America, N.A.	KRW	20,623,473	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	317,120
Bank of America, N.A.	KRW	22,972,332	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.42	10/27/21	262,914
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	238,404
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	98,510
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	83,630
BNP Paribas	KRW	50,512,545	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.31	10/7/21	774,289
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.83	1/17/27	40,919
BNP Paribas	KRW	5,789,175	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.92	2/7/27	(20,330)
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	142,964
BNP Paribas	KRW	2,869,080	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.85	2/7/37	46,891
BNP Paribas	KRW	5,833,300	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(66,526)
Citibank, N.A.	COP	65,990,300	Pays	Colombia Overnight Interbank Reference Rate	5.62	3/1/19	167,457
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.75	3/3/19	333,441
Citibank, N.A.	COP	100,952,100	Pays	Colombia Overnight Interbank Reference Rate	5.74	3/6/19	330,457
Citibank, N.A.	KRW	49,657,668	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.40	10/27/21	600,745
Citibank, N.A.	KRW	11,324,370	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	1/17/27	55,959
Citibank, N.A.	KRW	4,720,100	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(51,605)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(95,189)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(103,704)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(118,606)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	52,444
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	54,889
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	70,530
Deutsche Bank AG	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	338,375
Deutsche Bank AG	COP	32,911,900	Pays	Colombia Overnight Interbank Reference Rate	5.41	3/22/19	52,333
Deutsche Bank AG	COP	160,511,900	Pays	Colombia Overnight Interbank Reference Rate	5.36	3/26/19	218,650
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(1,247,853)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(1,837,924)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	(44,724)
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	(135,104)
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(838)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(1,664)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(35,693)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(3,996)
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(124,694)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(94,884)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(91,481)
Goldman Sachs International	COP	48,184,100	Pays	Colombia Overnight Interbank Reference Rate	5.83	2/28/19	178,862
Goldman Sachs International	COP	166,770,000	Pays	Colombia Overnight Interbank Reference Rate	5.65	3/1/19	451,523
Goldman Sachs International	COP	166,641,800	Pays	Colombia Overnight Interbank Reference Rate	5.49	3/21/19	333,674
Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate	0.73	9/1/21	(608,873)
Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate	0.74	9/2/21	(559,332)
Goldman Sachs International	KRW	6,127,100	Receives	3-month Certificate of Deposit Rate (KWCDC)	2.03	7/12/37	(66,988)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(56,223)
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	(197,620)
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(256,338)
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	(266,846)
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	(344,494)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(896,576)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(1,754,998)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	(171,230)
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	(282,786)
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	(230,124)
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	(23,540)
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	358,936
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(9,960)
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	372,068
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	187,823
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	683
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.79	1/17/37	139,465
Nomura International PLC	KRW	7,188,920	Receives	3-month Certificate of Deposit Rate (KWCDC)	1.84	2/7/37	120,321

							$(3,410,346)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Markets Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/22	1.90%	$(39,187)	$41,925	$2,738
Turkey	ICE Clear Credit	2,160	1.00	(1)	6/20/20	1.06	(1,044)	77,901	76,857

Total		$3,160					$(40,231)	$119,826	$79,595

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit		$93,820	1.00	%(1)	6/20/22	$(1,630,332)	$1,048,289	$(582,043)
Colombia	ICE Clear Credit		63,093	1.00	(1)	6/20/27	6,395,308	(6,360,558)	34,750
Malaysia	ICE Clear Credit		213,658	1.00	(1)	6/20/22	(2,115,302)	(1,522,879)	(3,638,181)
Malaysia	ICE Clear Credit		6,570	1.00	(1)	6/20/22	(65,205)	(26,737)	(91,942)
Malaysia	ICE Clear Credit		11,085	1.00	(1)	6/20/22	(110,015)	(42,613)	(152,628)
Markit iTraxx Europe Subordinated Financials Index	ICE Clear Credit	EUR	189,190	1.00	(1)	6/20/22	(5,647,898)	899,988	(4,747,910)
Qatar	ICE Clear Credit		$80,249	1.00	(1)	6/20/22	(346,613)	603,853	257,240
Qatar	ICE Clear Credit		34,960	1.00	(1)	6/20/22	(151,434)	530,707	379,273
Russia	ICE Clear Credit		187,175	1.00	(1)	6/20/22	5,199,821	(6,287,276)	(1,087,455)
South Africa	ICE Clear Credit		3,910	1.00	(1)	12/20/19	(17,191)	(56,862)	(74,053)
South Africa	ICE Clear Credit		9,900	1.00	(1)	3/20/20	(23,811)	(165,076)	(188,887)
South Africa	ICE Clear Credit		5,000	1.00	(1)	6/20/20	(2,204)	(95,359)	(97,563)

Total							$1,485,124	$(11,474,523)	$(9,989,399)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Poland	Barclays Bank PLC	$10,720	1.00	%(1)	6/20/21	0.44%	$238,177	$19,889	$258,066
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.44	261,970	19,144	281,114
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.18	68,125	10,320	78,445
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.18	46,300	17,866	64,166
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.18	48,465	9,751	58,216
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.18	37,460	6,718	44,178
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.18	26,524	7,939	34,463

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
South Africa	Barclays Bank PLC	$9,080	1.00	%(1)	9/20/17	0.18%	$21,126	$5,897	$27,023
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.18	44,207	13,712	57,919
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.18	39,158	10,276	49,434
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.18	21,405	7,683	29,088
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.18	23,267	9,727	32,994
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.18	39,414	16,892	56,306
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.18	35,365	13,646	49,011
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.18	21,405	6,407	27,812
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.18	24,872	10,127	34,999
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.18	35,125	14,689	49,814
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.18	21,405	8,832	30,237
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.18	21,280	6,369	27,649
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.18	31,964	13,892	45,856
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.18	21,406	7,451	28,857
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.18	21,405	7,336	28,741
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.18	20,707	4,760	25,467
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	0.18	9,307	1,673	10,980
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.18	30,949	13,196	44,145
Turkey	Bank of America, N.A.	38,932	1.00	(1)	12/20/17	0.23	162,607	71,389	233,996
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	1.06	(11,359)	840,324	828,965
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	1.06	(4,833)	317,019	312,186
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	1.18	(135,251)	1,565,366	1,430,115
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	0.23	83,534	36,673	120,207
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	1.06	(12,083)	783,367	771,284
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	1.06	(4,834)	340,178	335,344
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	1.06	(1,310)	98,439	97,129
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	1.06	(3,335)	222,717	219,382

Total		$477,538					$1,283,924	$4,539,664	$5,823,588

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(36,220)	$(4,654)	$(40,874)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(57,403)	(13,615)	(71,018)
Colombia	BNP Paribas	10,607	1.00	(1)	6/20/27	1,074,927	(1,038,619)	36,308
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(42,437)	(171,805)	(214,242)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(42,437)	(172,008)	(214,445)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	(42,436)	(176,792)	(219,228)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	(84,874)	(343,309)	(428,183)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(8,544)	(10,403)	(18,947)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(61,452)	(119,334)	(180,786)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	(14,083)	(65,366)	(79,449)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	(21,970)	(91,327)	(113,297)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	(25,912)	(103,506)	(129,418)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	(58,679)	(271,981)	(330,660)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(6,408)	(7,709)	(14,117)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(21,358)	(26,292)	(47,650)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(17,642)	(25,788)	(43,430)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(23,274)	(34,013)	(57,287)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(24,636)	(50,052)	(74,688)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$2,670	1.00	%(1)	6/20/18	$(19,349)	$(44,507)	$(63,856)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(96,164)	(218,409)	(314,573)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	(15,585)	(62,781)	(78,366)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	(39,996)	(168,399)	(208,395)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	(93,887)	(414,980)	(508,867)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	(1,498)	(6,962)	(8,460)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	(8,957)	(42,631)	(51,588)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(1,752)	(2,194)	(3,946)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(8,543)	(10,306)	(18,849)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	(28,524)	(68,443)	(96,967)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	(20,748)	(86,254)	(107,002)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	(32,015)	(133,223)	(165,238)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	(15,227)	(72,715)	(87,942)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(37,399)	(75,983)	(113,382)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(21,501)	(49,498)	(70,999)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(5,916)	(6,904)	(12,820)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(6,813)	(8,502)	(15,315)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,680)	(13,061)	(23,741)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(10,679)	(13,314)	(23,993)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(17,711)	(36,330)	(54,041)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	(20,406)	(49,032)	(69,438)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(45,726)	(100,621)	(146,347)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(42,531)	(104,616)	(147,147)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(28,734)	(39,270)	(68,004)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(233,890)	(342,506)	(576,396)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	278,966	(145,595)	133,371
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	3,066	(1,681)	1,385
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	312,688	(145,107)	167,581
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	282,032	(147,895)	134,137
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	278,966	(146,484)	132,482
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(259,189)	101,281	(157,908)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(279,668)	118,158	(161,510)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(187,224)	16,543	(170,681)
Malaysia	Citibank, N.A.	11,172	1.00	(1)	6/20/22	(110,879)	(46,727)	(157,606)
Oman	Bank of America, N.A.	20,851	1.00	(1)	6/20/22	1,109,488	(1,017,649)	91,839
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(128,678)	51,062	(77,616)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(99,531)	47,282	(52,249)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(78,797)	33,075	(45,722)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(271,090)	113,811	(157,279)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(17,441)	16,235	(1,206)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(17,442)	15,295	(2,147)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(109,520)	60,058	(49,462)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(35,096)	19,151	(15,945)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(9,368)	23,243	13,875
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	78,787	8,462	87,249
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	31,554	18,983	50,537
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(17,472)	11,495	(5,977)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(65,787)	56,650	(9,137)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(17,472)	10,834	(6,638)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(39,982)	24,792	(15,190)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(20,318)	12,837	(7,481)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(40,452)	21,513	(18,939)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$10	1.00	%(1)	12/20/20	$(113)	$(86)	$(199)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(18,756)	(26,564)	(45,320)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(110,049)	(106,032)	(216,081)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	24,813	(8,075)	16,738
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	36,763	1,888	38,651
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(16,902)	10,078	(6,824)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(16,625)	15,496	(1,129)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(20,399)	12,279	(8,120)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(33,495)	23,226	(10,269)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(12,745)	6,949	(5,796)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(31,956)	17,973	(13,983)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	114,452	23,536	137,988
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	62,007	(20,449)	41,558
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(885,683)	408,175	(477,508)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	(27,699)	(69,712)	(97,411)
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	19,264	(76,584)	(57,320)
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	37,438	(73,852)	(36,414)
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	123,269	(221,691)	(98,422)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	1,222,538	(1,065,664)	156,874
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	672,229	(619,607)	52,622
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	869,722	(839,605)	30,117
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	830,891	(1,009,216)	(178,325)
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	(27,699)	(80,585)	(108,284)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(12,093)	(52,634)	(64,727)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(12,093)	(59,946)	(72,039)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	(12,093)	(85,754)	(97,847)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(4,407)	(262,196)	(266,603)
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	41,464	(294,376)	(252,912)
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	53,254	(101,136)	(47,882)
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	87,137	(156,129)	(68,992)
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	453,024	(472,450)	(19,426)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	379,120	(424,064)	(44,944)
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	453,024	(485,419)	(32,395)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	702,709	(741,155)	(38,446)
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	(12,335)	(58,876)	(71,211)
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	(11,126)	(64,604)	(75,730)
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	(2,203)	(96,436)	(98,639)
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	(4,406)	(255,937)	(260,343)
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	56,156	(112,839)	(56,683)
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	75,818	(187,244)	(111,426)
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	123,268	(235,704)	(112,436)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	417,533	(526,602)	(109,069)
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	5,010	(23,996)	(18,986)
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	19,264	(75,892)	(56,628)
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	19,005	(90,934)	(71,929)
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	43,192	(223,039)	(179,847)
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	94,356	(176,193)	(81,837)
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	634,650	(766,108)	(131,458)
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	707,301	(857,482)	(150,181)
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	58,188	(112,647)	(54,459)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$17,335	1.00	%(1)	12/20/20	$125,771	$(239,599)	$(113,828)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	446,343	(524,406)	(78,063)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	378,641	(419,661)	(41,020)
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	344,563	(366,734)	(22,171)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	(22,863)	(78,857)	(101,720)
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	(20,181)	(83,537)	(103,718)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	(12,336)	(57,840)	(70,176)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	(12,093)	(58,735)	(70,828)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	(12,577)	(84,415)	(96,992)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	(2,203)	(93,202)	(95,405)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	(2,203)	(132,139)	(134,342)
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	167,013	(159,275)	7,738
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	371,605	(384,494)	(12,889)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	333,612	(363,895)	(30,283)
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(349,600)	(103,943)	(453,543)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(183,155)	(181,228)	(364,383)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(247,604)	(36,056)	(283,660)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(233,066)	(245,598)	(478,664)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(181,006)	(226,954)	(407,960)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(119,919)	(162,640)	(282,559)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(1,131,065)	(1,557,191)	(2,688,256)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(54,299)	(37,182)	(91,481)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(247,605)	(82,331)	(329,936)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(122,103)	(88,780)	(210,883)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(199,820)	(62,742)	(262,562)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(233,067)	(154,092)	(387,159)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(325,128)	(285,201)	(610,329)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(327,226)	(386,355)	(713,581)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(610,362)	(840,314)	(1,450,676)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(116,533)	(123,794)	(240,327)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(208,626)	(267,161)	(475,787)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(122,103)	(86,446)	(208,549)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(366,310)	(513,770)	(880,080)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(119,068)	—	(119,068)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(57,081)	—	(57,081)

Total						$3,883,400	$(24,954,873)	$(21,071,473)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $480,698,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,564,738 plus KRW 35,788,100,000	1.10% on KRW 35,788,100,000 plus USD 31,564,738	3/2/20	$(382,845)
BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 plus USD 23,595,683	3/8/20	(853,116)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 plus USD 31,669,485	3/31/20	33,455
BNP Paribas	6-month USD-LIBOR-BBA on USD 18,298,490 plus KRW 20,766,600,000	1.18% on KRW 20,766,600,000 plus USD 18,298,490	4/20/20	(289,925)

				$(1,492,431)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

ARS	-	Argentine Peso

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2017 were $61,332,614 or 1.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended July 31, 2017 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Premiums Received
Currency		EUR	USD	USD
Outstanding, beginning of period	—	—	210,270	14,845,493
Options written	2,012	112,095	880,507	12,204,697
Options exercised	—	—	(267,107)	(18,415,383)
Options expired	—	(112,095)	(446,180)	(5,287,985)

Outstanding, end of period	2,012	—	377,490	3,346,822

EUR	-	Euro

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$1,403,851	$(2,491,481)

Total		$1,403,851	$(2,491,481)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$15,511,810	$(10,344,486)
Credit	Credit Default Swaps (Centrally Cleared)*	750,858	(10,660,662)

Total		$16,262,668	$(21,005,148)

Equity Price	Futures Contracts*	$—	$(124,003)
Equity Price	Options Purchased	4,452,134	—
Equity Price	Options Written	—	(855,100)

Total		$4,452,134	$(979,103)

Foreign Exchange	Currency Options Purchased	$4,098,886	$—
Foreign Exchange	Currency Options Written	—	(749,935)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	45,512,643	(147,705,991)
Foreign Exchange	Forward Volatility Agreements	205,700	(129,472)

Total		$49,817,229	$(148,585,398)

Interest Rate	Cross-Currency Swaps	$33,455	$(1,525,886)
Interest Rate	Futures Contracts*	4,294,857	—
Interest Rate	Interest Rate Swaps	6,424,276	(9,834,622)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	7,245,237	(19,776,150)
Interest Rate	Interest Rate Swaptions Purchased	162,273	—
Interest Rate	Non-deliverable Bond Forward Contracts	357,244	(98,105)

Total		$18,517,342	$(31,234,763)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,183,789,120

Gross unrealized appreciation	$245,014,454
Gross unrealized depreciation	(235,390,672)

Net unrealized appreciation	$9,623,782

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$3,800,650,488	$—	$3,800,650,488
Foreign Corporate Bonds	—	119,433,631	—	119,433,631
Sovereign Loans (Less Unfunded Loan Commitments)	—	170,207,784	—	170,207,784
Corporate Bonds & Notes	—	557,015	—	557,015
Collateralized Mortgage Obligations	—	123,707,584	—	123,707,584
Mortgage Pass-Throughs	—	256,806,011	—	256,806,011
U.S. Treasury Obligations	—	138,370,348	—	138,370,348
Common Stocks	97,024,874	131,929,346 *	—	228,954,220
Currency Options Purchased	—	4,098,886	—	4,098,886
Call Options Purchased	—	2,741,934	—	2,741,934
Put Options Purchased	1,710,200	—	—	1,710,200
Interest Rate Swaptions Purchased	—	162,273	—	162,273
Short-Term Investments —
Foreign Government Securities	—	617,301,204	—	617,301,204
U.S. Treasury Obligations	—	98,913,243	—	98,913,243
Repurchase Agreements	—	20,912,512	—	20,912,512
Other	—	568,233,458	—	568,233,458
Total Investments	$98,735,074	$6,054,025,717	$—	$6,152,760,791
Forward Foreign Currency Exchange Contracts	$—	$45,512,643	$—	$45,512,643
Forward Volatility Agreements	—	205,700	—	205,700
Non-deliverable Bond Forward Contracts	—	357,244	—	357,244
Futures Contracts	5,698,708	—	—	5,698,708
Swap Contracts	—	40,809,907	—	40,809,907
Total	$104,433,782	$6,140,911,211	$—	$6,245,344,993

Liability Description
Currency Options Written	$—	$(749,935)	$—	$(749,935)
Put Options Written	(855,100)	—	—	(855,100)
Securities Sold Short	—	(19,494,582)	—	(19,494,582)
Forward Foreign Currency Exchange Contracts	—	(147,705,991)	—	(147,705,991)
Forward Volatility Agreements	—	(129,472)	—	(129,472)
Non-deliverable Bond Forward Contracts	—	(98,105)	—	(98,105)
Futures Contracts	(2,491,481)	(124,003)	—	(2,615,484)
Swap Contracts	—	(51,631,380)	—	(51,631,380)
Total	$(3,346,581)	$(219,933,468)	$—	$(223,280,049)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black-Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017